Changes in Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified					6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 Additional Paid-In Capital [Member]	Jun. 30, 2013 Accumulated Other Comprehensive Income/(Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)			0	0
Beginning balance	$ 612,885	$ 645,095	$ 0	$ 0	$ 677,650	$ (10)
Unrealized loss on available for sale securities, net of tax						(21)
Compensatory arrangements					4,533	0
Other					(185)	0
Ending balance (in shares)			0	0
Ending balance	$ 612,885	$ 645,095	$ 0	$ 0	$ 681,998	$ (31)